INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL.
INTANGIBLE ASSETS AND GOODWILL

11.     INTANGIBLE ASSETS AND GOODWILL

		Customer	Computer	Video/	Development
	Trademarks	base	software	audio rights	costs	Goodwill	Total
Cost
At January 1, 2021	76	186	111	118	69	—	560
Additions	—	—	51	38	—	—	89
Acquisition of a subsidiary (Note 6)	254	753	39	—	—	785	1,831
Disposals	—	—	—	(109)	—	—	(109)
At December 31, 2021	330	939	201	47	69	785	2,371
At January 1, 2022	330	939	201	47	69	785	2,371
Additions	—	—	67	5	—	—	72
Disposals	—	—	—	(26)	—	—	(26)
At December 31, 2022	330	939	268	26	69	785	2,417
Amortization and impairment
At January 1, 2021	(57)	(63)	(81)	(98)	(4)	—	(303)
Amortization charge	(44)	(56)	(52)	(32)	(11)	—	(195)
Disposals	—	—	—	109	—	—	109
At December 31, 2021	(101)	(119)	(133)	(21)	(15)	—	(389)
At January 1, 2022	(101)	(119)	(133)	(21)	(15)	—	(389)
Amortization charge	(28)	(61)	(67)	(25)	(11)	—	(192)
Disposals	—	—	—	26	—	—	26
At December 31, 2022	(129)	(180)	(200)	(20)	(26)	—	(555)
Carrying amounts
At December 31, 2021	229	820	68	26	54	785	1,982
At December 31, 2022	201	759	68	6	43	785	1,862

Impairment test

The Group’s non-current assets are fully attributable to the “Core Business” cash-generating unit (CGU). The “Core Business” CGU represents the main service line of real estate classifieds and related advertising services provided on the Group’s platforms (websites and mobile application ). “Mortgage Marketplace”, “Valuation and Analytics”, “C2C Rental” and “End-to-End Offerings” each represent a separate CGU; however, the Group did not recognize any assets related to these CGUs as of December 31, 2022 and 2021, as there was no convincing evidence available that these services would generate future economic benefits.

Goodwill recognized as a result of the N1 Group’s acquisition has been fully allocated to the “Core Business” CGU.

At December 31, 2022 management estimated the recoverable amount of the “Core Business” CGU based on its fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares (Level 1) on the estimated portion attributable to the “Core Business” CGU. Due to suspension of trading of Company’s ADRs at New York Stock Exchange since February 28, 2022, management used quoted prices of Company’s ADRs at Moscow Exchange, where active trading was resumed on March 24, 2022. At December 31, 2022 the estimated recoverable amount of the “Core Business” CGU exceeded its carrying amount. No reasonably possible change in the fair value less costs of disposal of the “Core Business” CGU would result in the impairment.